BORROWINGS - Short-term narrative (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Short-term loans interest rate	3.03%	3.48%
Short-term borrowings	¥ 6,933,899	¥ 13,583,774
Loans denominated and repayable in JPY
BORROWINGS
Short-term borrowings	134,000
Loans denominated and repayable in USD
BORROWINGS
Short-term borrowings	¥ 766,000